UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Value Strategies, LLC
Address: 4200 West 115th Street, Suite 100
         Leawood, KS  66211

13F File Number:  028-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cheryl Vohland
Title:     Chief Compliance Officer
Phone:     913-647-9700

Signature, Place, and Date of Signing:

 /s/  Cheryl Vohland     Leawood, KS     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total:    $134,072 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      803    26718 SH       SOLE                    26718        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103      404    18035 SH       SOLE                    18035        0        0
ANALOGIC CORP                  COM PAR $0.05    032657207     3399    88256 SH       SOLE                    88256        0        0
AON CORP                       COM              037389103     2008    52380 SH       SOLE                    52380        0        0
APACHE CORP                    COM              037411105      251     2429 SH       SOLE                     2429        0        0
APPLIED MATLS INC              COM              038222105      526    37716 SH       SOLE                    37716        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              g05384105      382    15020 SH       SOLE                    15020        0        0
AUTODESK INC                   COM              052769106      383    15090 SH       SOLE                    15090        0        0
BAKER HUGHES INC               COM              057224107      367     9060 SH       SOLE                     9060        0        0
BECKMAN COULTER INC            COM              075811109      325     4959 SH       SOLE                     4959        0        0
BECTON DICKINSON & CO          COM              075887109      382     4840 SH       SOLE                     4840        0        0
BEST BUY INC                   COM              086516101      361     9160 SH       SOLE                     9160        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      233     9228 SH       SOLE                     9228        0        0
CAMPBELL SOUP CO               COM              134429109      382    11300 SH       SOLE                    11300        0        0
CHUBB CORP                     COM              171232101     7644   155420 SH       SOLE                   155420        0        0
CINTAS CORP                    COM              172908105      773    29670 SH       SOLE                    29670        0        0
CONAGRA FOODS INC              COM              205887102      264    11450 SH       SOLE                    11450        0        0
DEAN FOODS CO NEW              COM              242370104      949    52610 SH       SOLE                    52610        0        0
DIEBOLD INC                    COM              253651103     6281   220780 SH       SOLE                   220780        0        0
EMERSON ELEC CO                COM              291011104     2026    47569 SH       SOLE                    47569        0        0
EOG RES INC                    COM              26875p101      257     2640 SH       SOLE                     2640        0        0
EQT CORP                       COM              26884l109     4515   102790 SH       SOLE                   102790        0        0
FAMILY DLR STORES INC          COM              307000109      339    12180 SH       SOLE                    12180        0        0
GENERAL MLS INC                COM              370334104      257     3630 SH       SOLE                     3630        0        0
GENUINE PARTS CO               COM              372460105      361     9503 SH       SOLE                     9503        0        0
GRANITE CONSTR INC             COM              387328107     3634   107960 SH       SOLE                   107960        0        0
GREAT PLAINS ENERGY INC        COM              391164100     6330   326470 SH       SOLE                   326470        0        0
HASBRO INC                     COM              418056107      396    12350 SH       SOLE                    12350        0        0
HCC INS HLDGS INC              COM              404132102      394    14070 SH       SOLE                    14070        0        0
HEARTLAND EXPRESS INC          COM              422347104      247    16150 SH       SOLE                    16150        0        0
HEINZ H J CO                   COM              423074103     3803    88935 SH       SOLE                    88935        0        0
HONEYWELL INTL INC             COM              438516106      507    12928 SH       SOLE                    12928        0        0
HORMEL FOODS CORP              COM              440452100      666    17310 SH       SOLE                    17310        0        0
HUBBELL INC                    CL B             443510201      246     5200 SH       SOLE                     5200        0        0
HUDSON CITY BANCORP            COM              443683107     5384   392170 SH       SOLE                   392170        0        0
IDACORP INC                    COM              451107106      508    15894 SH       SOLE                    15894        0        0
INTEL CORP                     COM              458140100     3202   156954 SH       SOLE                   156954        0        0
INTERLINE BRANDS INC           COM              458743101      280    16240 SH       SOLE                    16240        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101     7127   173240 SH       SOLE                   173240        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201      383    13458 SH       SOLE                    13458        0        0
ITT CORP NEW                   COM              450911102      507    10190 SH       SOLE                    10190        0        0
JOHNSON & JOHNSON              COM              478160104     8304   128925 SH       SOLE                   128925        0        0
KAYDON CORP                    COM              486587108     4054   113354 SH       SOLE                   113354        0        0
KIMBERLY CLARK CORP            COM              494368103     8326   130687 SH       SOLE                   130687        0        0
KRAFT FOODS INC                CL A             50075N104      234     8614 SH       SOLE                     8614        0        0
LOWES COS INC                  COM              548661107     5977   255520 SH       SOLE                   255520        0        0
MARSH & MCLENNAN COS INC       COM              571748102      724    32778 SH       SOLE                    32778        0        0
MCGRAW HILL COS INC            COM              580645109      281     8400 SH       SOLE                     8400        0        0
MERCK & CO INC NEW             COM              58933Y105     2107    57660 SH       SOLE                    57660        0        0
METLIFE INC                    COM              59156r108      763    21580 SH       SOLE                    21580        0        0
MOLEX INC                      COM              608554101      374    17342 SH       SOLE                    17342        0        0
MORGAN STANLEY                 COM NEW          617446448      260     8790 SH       SOLE                     8790        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      225    43260 SH       SOLE                    43260        0        0
MURPHY OIL CORP                COM              626717102      215     3976 SH       SOLE                     3976        0        0
NEWALLIANCE BANCSHARES INC     COM              650203102      252    20990 SH       SOLE                    20990        0        0
NORFOLK SOUTHERN CORP          COM              655844108      257     4910 SH       SOLE                     4910        0        0
NORTHROP GRUMMAN CORP          COM              666807102      423     7568 SH       SOLE                     7568        0        0
PATTERSON COMPANIES INC        COM              703395103     3204   114495 SH       SOLE                   114495        0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105      995    59557 SH       SOLE                    59557        0        0
POLARIS INDS INC               COM              731068102      279     6398 SH       SOLE                     6398        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847     5737   281083 SH       SOLE                   281083        0        0
RAYONIER INC                   COM              754907103      386     9150 SH       SOLE                     9150        0        0
ROCKWELL COLLINS INC           COM              774341101      398     7183 SH       SOLE                     7183        0        0
STERIS CORP                    COM              859152100     2765    98870 SH       SOLE                    98870        0        0
STRYKER CORP                   COM              863667101     3516    69795 SH       SOLE                    69795        0        0
SYNOPSYS INC                   COM              871607107     2319   104090 SH       SOLE                   104090        0        0
TEXAS INSTRS INC               COM              882508104      372    14271 SH       SOLE                    14271        0        0
UNION PAC CORP                 COM              907818108      369     5780 SH       SOLE                     5780        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1675    29202 SH       SOLE                    29202        0        0
VULCAN MATLS CO                COM              929160109      271     5150 SH       SOLE                     5150        0        0
WESTAR ENERGY INC              COM              95709t100     7940   365555 SH       SOLE                   365555        0        0
WGL HLDGS INC                  COM              92924f106      262     7810 SH       SOLE                     7810        0        0
XILINX INC                     COM              983919101     3322   132550 SH       SOLE                   132550        0        0